EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 36,792	$ 29,406
Additions	2,116	8,362
Foreign exchange movement	(4,847)	(976)
Exploration and evaluation assets, end of period	$ 34,061	$ 36,792